Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Equipment

D. Equipment

Equipment consisted of the following:

	As of December 31,
	2013	2012
Pressure pumping and coiled tubing equipment	$3,500,000	$-
Furniture, fixtures, and office equipment	40,876	24,233
Less accumulated depreciation	(8,217)	(2,359)
Equipment, net	$3,532,659	$21,874

Depreciation expense is included in general and administrative expenses in the accompanying consolidated statements of operations.

In the fourth quarter of 2013, the Company invested $3.5 million purchasing and upgrading equipment and entered into a sale-leaseback transaction for that same equipment. See “Note J-Related Party” for further information.